Financial Instruments and Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments and Fair Value Disclosures
Schedule of company's charter revenues

Charterer	2021	2020	2019
Cargill International SA	10%	18%	16%
Koch Shipping PTE LTD. Singapore	*	16%	14%
Swissmarine Pte. Ltd	*	*	18%
Glencore Agriculture B.V., Rotterdam	*	*	12%

*Less than 10%

Schedule of other fair value measurements

Other Fair value measurements

		Quoted Prices in	Significant Other
	December 31,	Active Markets	Observable Inputs	Total
Description (in thousands of US Dollars)	2021	(Level 1)	(Level 2)	gains/(loss)
Non-recurring fair value measurements
Investments in related parties (1)	7,575		7,575

		Quoted Prices in	Significant Other
	December 31,	Active Markets	Observable Inputs	Total
	2020	(Level 1)	(Level 2)	gains/(loss)
Non-recurring fair value measurements
Long-lived assets held for use (2)	166,430		166,430	(93,338)
Long-lived assets held for use - Calipso (3)	7,330		7,330	201
Long-lived assets held for sale (4)	23,361	23,361		(8,700)
Total non-recurring fair value measurements	197,121	23,361	173,760	(101,837)

(1)	On November 29, 2021, Series B preferred shares and Series C preferred shares were recorded at $5 and $7,570, respectively, being the fair value of the shares on the date of issuance to the Company by OceanPal (Note 4).
(2)	At March 31, 2020, vessels held for use, having a carrying value of $258,425 and $1,343 of unamortized deferred costs, were written down to their fair value of $166,430, resulting in an impairment charge of $93,338 (Note 5).
(3)	On March 8, 2020, the vessel Calipso, having a carrying value of $7,130, was recorded at fair value of $7,330, resulting in gain of $201 (Note 5).
(4)	In September 2020, the vessel Coronis and in December 2020, the vessels Sideris G.S. and Oceanis having an aggregate carrying value of $31,933 and $128 of unamortized deferred costs, were recorded at an aggregate fair value of $23,361, resulting in impairment charge of $8,700 (Note 5).